INCOME TAXES - Deferred tax assets ("DTA") and deferred tax liabilities ("DTL") recognition (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Deferred tax assets	€ 12,828	€ 21,463
Deferred tax liabilities	(11,662)	(23,308)
DTA, Netting	(10,144)	(18,920)
DTL, Netting	(10,144)	(18,920)
DTA, Recognition in the statement of financial position	2,684	2,543
DTL, Recognition in the statement of financial position	1,518	4,388
Deferred tax (expense) / income	(1,864)	1,735	€ (4,832)
Deferred taxes in other comprehensive income	(13)	7
Deferred taxes in equity	(1,031)	52,923
Currency translation adjustments	(104)	194
Non-current assets
INCOME TAXES
Deferred tax assets	1,893	3,628
Deferred tax liabilities	(6,477)	(6,970)
Intangible assets
INCOME TAXES
Deferred tax assets	1,775	1,843
Deferred tax liabilities	(4,181)	(4,193)
Property, plant and equipment
INCOME TAXES
Deferred tax assets	55	155
Deferred tax liabilities	(2,279)	(2,542)
Financial assets
INCOME TAXES
Deferred tax assets	64	1,630
Deferred tax liabilities	(17)	(235)
Inventories
INCOME TAXES
Deferred tax assets	2,492	220
Deferred tax liabilities		(598)
Trade receivables and other receivables
INCOME TAXES
Deferred tax assets	165	149
Deferred tax liabilities	(327)	(3,985)
Other current assets
INCOME TAXES
Deferred tax assets	4
Deferred tax liabilities		(956)
Cash and cash equivalents
INCOME TAXES
Deferred tax assets		13
Deferred tax liabilities	(276)	(44)
Current assets
INCOME TAXES
Deferred tax assets	2,660	382
Deferred tax liabilities	(669)	(5,584)
Non-current liabilities
INCOME TAXES
Deferred tax assets	2,411	2,813
Deferred tax liabilities	(292)	(7,757)
Non-current financial liabilities
INCOME TAXES
Deferred tax assets		17
Deferred tax liabilities	(5)	(7,433)
Provisions for pensions
INCOME TAXES
Deferred tax assets	84	140
Deferred tax liabilities		(67)
Non-current provisions
INCOME TAXES
Deferred tax assets		60
Deferred tax liabilities	(158)	(257)
Non-current lease liability
INCOME TAXES
Deferred tax assets	2,326	2,596
Others
INCOME TAXES
Deferred tax assets	1
Deferred tax liabilities	(129)
Current liabilities
INCOME TAXES
Deferred tax assets	2,836	8,472
Deferred tax liabilities	(4,224)	(2,998)
Current financial liabilites
INCOME TAXES
Deferred tax assets	983	3,803
Deferred tax liabilities		(575)
Current contract liabilities
INCOME TAXES
Deferred tax assets	105	1,525
Deferred tax liabilities	(2,293)
Trade payables and other liabilities
INCOME TAXES
Deferred tax assets	278	1,600
Deferred tax liabilities	(22)	(665)
Other current liabilities
INCOME TAXES
Deferred tax assets	1,244	1,104
Deferred tax liabilities		(30)
Current lease liability
INCOME TAXES
Deferred tax assets	226	210
Current provisions
INCOME TAXES
Deferred tax assets	0	230
Deferred tax liabilities	(1,909)	(1,727)
Tax Loss Carryforward (CIT)
INCOME TAXES
Deferred tax assets	1,857	3,408
Tax Loss Carryforward (Trade Tax)
INCOME TAXES
Deferred tax assets	1,168	€ 2,759
Tax loss carryforwards (Other income tax)
INCOME TAXES
Deferred tax assets	€ 2